Performance Management - 13D Activist Fund	Jan. 28, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years. Class A and Class C shares will be similar because they invest in the same portfolio of securities and underlying funds, but their performance will vary due to differences in fees. The performance table compares the performance of the Fund’s Class I, Class A and Class C shares over time to the performance of a broad-based securities market index and a supplement index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.13DActivistFund.com or by calling 1-877-413-3228.

Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Class I shares for each of the last ten full calendar years.
Bar Chart [Heading]	Class I Annual Total Return for Calendar Years Ended December 31
Bar Chart [Table]
Bar Chart Closing [Text Block]
Best Quarter	2nd Quarter 2020	29.98%
Worst Quarter	1st Quarter 2020	(30.25)%

Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(30.25%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Market Index Changed	This index has been selected as the Fund’s primary benchmark because it is more reflective of the Fund’s portfolio holdings. Investors cannot invest directly in an index or benchmark.
Performance Table Uses Highest Federal Rate	After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs).
Performance [Table]
	One Year	Five Years	Ten Years
Class I shares return before taxes	3.06%	2.76%	8.29%
Class I shares return after taxes on distributions	1.97%	1.25%	7.04%
Class I shares return after taxes on distributions and sale of Fund shares	2.58%	2.05%	6.62%
Class A shares return before taxes with sales load	(3.09)%	1.29%	7.38%
Class C shares return before taxes	2.08%	1.74%	7.22%
Russell 2500 Total Return Index(1)	11.91%	7.26%	10.40%
Russell 2000 Total Return Index (2)	12.81%	6.09%	9.62%
(1)	The Russell 2500 Index is a broad index, featuring 2,500 stocks that cover the small- and mid-cap market capitalizations. It is a market cap-weighted index that includes the smallest 2,500 companies covered in the Russell 3000 universe of US-based listed equities. Investors cannot invest directly into the index.
(2)	The Russell 2000 Total Return Index is a broad index, featuring 2,000 stocks that cover the small market capitalizations. It is a market cap-weighted index that includes the smallest 2,000 companies covered in the Russell 3000 universe of US-based listed equities. This index has been selected as the Fund’s primary benchmark because it is more reflective of the Fund’s portfolio holdings. Investors cannot invest directly in an index or benchmark.

Performance Table One Class of after Tax Shown [Text]	After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.
Performance Table Closing [Text Block]

After-tax returns were calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold shares of the Fund through tax-deferred arrangements, such as 401(k) plans or Individual Retirement Accounts (IRAs). After tax returns for Class A and Class C shares, which are not shown, will vary from Class I shares.

Performance Availability Website Address [Text]	www.13DActivistFund.com
Performance Availability Phone [Text]	1-877-413-3228